General and Administrative Expenses (Details) - Schedule of General and Administrative Expenses - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of General and Administrative Expenses [Abstract]
Salary and related expenses	$ 1,279	$ 1,051
Consultants and insurance	903	1,018
Depreciation and other	162	214
Office maintenance	54	45
General and administrative expenses, total	$ 2,398	$ 2,328	$ 4,465	$ 2,586	$ 1,466